DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
Total long-term debt	$ 45,445	$ 49,345